Stock-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions						6 Months Ended	12 Months Ended
	Jul. 22, 2025	Jun. 12, 2025	Aug. 30, 2024	Aug. 26, 2024	Aug. 25, 2024	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount						$ 0.8	$ 1.1
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition						1 year 9 months 18 days	2 years 3 months 18 days
Common stock, capital shares reserved for future issuance			40,000,000			40,000,000	40,000,000
Share-based compensation arrangement by share-based payment award, number of shares available for grant			40,000,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price			$ 1.58
Term of options (in years)			10 years
Share-based compensation arrangement by share-based payment award, terms of award			vest 1/48th on a monthly basis over a period of four years from the vesting commencement date as set forth in the applicable option agreement	the Company agreed to issue to Wise Orient Investments Limited, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur following the consummation of the Business Combination.
Share-Based Payment Arrangement [Member] | 450W42ND MIMA LLC [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award					the Company agreed to issue to 450W42ND MIMA, LLC, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur
Share-based compensation arrangement by share-based payment award, plan modification, description and terms	the Company agreed to instead issue to 450W42ND MIMA, LLC 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Share-Based Payment Arrangement [Member] | Wise Orient Investments Limited [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award				the Company agreed to issue to Wise Orient Investments Limited, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur following the consummation of the Business Combination.
Share-based compensation arrangement by share-based payment award, plan modification, description and terms	the Company agreed to instead issue to Wise Orient Investments Limited 3.2 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.
Share-Based Payment Arrangement [Member] | JW Investment Management Company Limited [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award		the Company agreed to issue JW 10,000,000 shares of Common Stock of New Semnur as finder and advisory retainer fees following the consummation of the Business Combination, as well as a financing service fee of 7% of the received investment funds should JW successfully facilitate the signing of a PIPE contract on the Company’s behalf.
Share-based compensation arrangement by share-based payment award, plan modification, description and terms	the Company agreed to instead issue to JW 8.0 million shares of Semnur Common Stock as finder and advisory retainer fees subject to the satisfaction of the terms and conditions contained in the consulting services agreement, as amended.